Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity

(a)	Equity as of December 31, 2019 and 2020 are as follows:

	2019		2020
Capital stock:
Common stock (*1)	~~W~~	2,370,998	2,608,176
Preferred stock		361,465	361,465

		2,732,463	2,969,641

Hybrid bond		1,731,235	2,179,934

Capital surplus:
Share premium		10,155,150	11,352,924
Others		410,203	882,015

		10,565,353	12,234,939

Capital adjustments		(1,116,770)	(687,935)

Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		306,470	226,811
Gain(Loss) on financial assets at fair value through profit or loss (Overlay approach)		71,621	161,919
Equity in other comprehensive income of associates		8,177	4,849
Foreign currency translation adjustments for foreign operations		(217,465)	(377,061)
Net loss from cash flow hedges		(33,711)	(48,171)
Other comprehensive income of separate account		14,539	18,423
Actuarial losses		(401,532)	(385,780)
Changes in own credit risk on financial liabilities designated under fair value option		(8,255)	(5,171)

		(260,156)	(404,181)

Retained earnings (*2)(*3)(*4)		25,525,821	27,777,169
Non-controlling interest (*5)(*6)		2,752,435	2,287,291

	~~W~~	41,930,381	46,356,858

(*1)

For the year ended December 31, 2020, it increased due to common stock and third-party allocation paid-in capital increase issued when the Group acquired residual shares of Orange Life Insurance Co., Ltd and Neoplux Co, Ltd. The cost deducted from the issuing capital is ~~W~~13,300 million. Affinity Equity Partners and Baring Private Equity Asia who have participated in third-party allocation-based capital increase have a right to practically appoint one director, respectively.

(*2)	As of December 31, 2019 and 2020, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to ~~W~~2,191,677 million and ~~W~~2,304,595 million, respectively.
(*3)	As of December 31, 2019 and 2020, the regulatory reserves for loan losses the Group appropriated in retained earnings are ~~W~~8,728 million and ~~W~~11,988 million, respectively.

(*4)	As of December 31, 2020, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to ~~W~~6,824,002 million.
(*5)	The non-controlling interest of ~~W~~1,330,337 million decreased due to taking over for Orange Life Insurance Co.,Ltd. for the year ended December 31, 2020.
(*6)

As of December 31, 2019 and 2020, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests are ~~W~~1,147,635 million and ~~W~~2,035,762 million, respectively. And, for the years ended December 31, 2019 and 2020, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, ~~W~~36,729 million and ~~W~~54,619 million, respectively, are allocated to profit attributed to non-controlling interest.

Capital stock of the Group
(b)	Capital stock

Capital stock of the Group as of December 31, 2019 and 2020 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks as of December 31, 2019		474,199,587
Number of issued common stocks as of December 31, 2020		516,599,554
Number of issued preferred stocks as of December 31, 2019 and 2020		17,482,000

The details of changes in the number of common shares outstanding as of December 31, 2020 are as follows:

2020
Beginning balance	460,317,525
Increase	60,626,827
Decrease	(5,049,594)
Ending balance	515,894,758

Changes in the number of common shares outstanding
(c)	The details of preferred stock are as follows:

	The number of shares	Contracted dividend rate	Conversion request period(*)
Convertible preferred stock	17,482,000	4.0% per year based on issue price (non-cumulative participating)	2020.05.01~2023.04.30

(*)

Preferred stocks that have not been converted for 4 years from the issuance date and until the expiration date of the period of existence are automatically converted to common stocks at the expiration date of the period of existence.

Hybrid bond
(d)	Hybrid bonds

Hybrid	bonds classified as other equity instruments as of December 31, 2019 and 2020 are as follows:

Issue date	Currency	Maturity date	Interest rate (%)	2019		2020
June 25, 2015	KRW	June 25, 2045	4.38	~~W~~	199,455	199,455
September 15, 2017	”	—	3.77		134,683	134,683
September 15, 2017	”	—	4.25		89,783	89,783
April 13, 2018	”	—	4.08		134,678	134,678
April 13, 2018	”	—	4.56		14,955	14,955
August 29, 2018	”	—	4.15		398,679	398,679
June 28, 2019	”	—	3.27		199,476	199,476
September 17, 2020	”	—	3.12		—	448,699
August 13, 2018	USD	—	5.88		559,526	559,526

				~~W~~	1,731,235	2,179,934

(*)	For the year ended December 31, 2020, the deduction for capital related to hybrid bonds issued is ~~W~~1,302 million.

The hybrid bonds above can be repaid early after 5 or 10 years from the date of issuance, and the controlling company has an unconditional right to extend the maturity under the same condition. In addition, if no dividend is to be paid for common stocks, the agreed interest is also not paid.

Capital adjustments
(e)	Capital adjustments

Changes in capital adjustments for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Beginning balance	~~W~~	(552,895)	(1,116,770)
Acquisition of treasury stocks		(444,077)	(150,467)
Disposal and Retirement of treasury stocks		—	601,809
The Acquisition commitment amount for subsidiaries’ remaining shares		(125,830)	(22,019)
Other transactions with owners		6,032	(488)

Ending balance	~~W~~	(1,116,770)	(687,935)

Changes in accumulated other comprehensive income

(f)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on financial asset at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on financial asset at fair value through other comprehen- sive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(51,300)	(79,057)	4,891	(321,853)	(17,751)	4,112	(346,682)	(8)	54,258	170	(753,220)
Change due to fair value		491,953	225,706	3,353	—	—	14,382	—	(11)	19,935	(11,621)	743,697
Reclassification:
Change due to impairment or disposal		(23,281)	—	—	—	—	—	—	—	—	—	(23,281)
Effect of hedge accounting		—	—	—	—	(75,020)	—	—	—	—	—	(75,020)
Hedging		(731)	—	—	(49,361)	50,083	—	—	—	—	—	(9)
Effects from changes in foreign exchange rate		—	—	—	147,899	—	—	—	—	293	—	148,192
Remeasurements of the defined benefit plans		—	—	—	—	—	—	(75,595)	—	—	—	(75,595)
Deferred income taxes		(115,856)	(62,739)	(51)	7,233	6,348	(3,955)	20,951	3	(7,204)	3,196	(152,074)
Transfer to other account		—	—	—	—	—	—	—	—	5,860	—	5,860
Non-controlling interests		(67,457)	(12,289)	—	(1,383)	2,629	—	(206)	—	—	—	(78,706)

Ending balance	~~W~~	233,328	71,621	8,193	(217,465)	(33,711)	14,539	(401,532)	(16)	73,142	(8,255)	(260,156)

	2020
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on financial asset at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on financial asset at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	233,328	71,621	8,193	(217,465)	(33,711)	14,539	(401,532)	(16)	73,142	(8,255)	(260,156)
Change due to fair value		(3,601)	125,298	(1,080)	—	—	5,358	—	(15)	(19,133)	(9,689)	97,138
Reclassification:
Change due to impairment or disposal		(105,274)	—	—	5,858	—	—	—	—	—	13,942	(85,474)
Effect of hedge accounting		—	—	—	—	144,750	—	—	—	—	—	144,750
Hedging		(4,395)	—	—	45,083	(164,708)	—	—	—	—	—	(124,020)
Effects from changes in foreign exchange rate		—	74	(355)	(219,306)	—	—	—	—	721	—	(218,866)
Remeasurements of the defined benefit plans		—	—	—	—	—	—	21,422	—	—	—	21,422
Deferred income taxes		26,486	(35,074)	(1,883)	7,000	5,498	(1,474)	(5,610)	5	(2,573)	(1,169)	(8,794)
Transfer to other account		—	—	—	—	—	—	—	—	27,825	—	27,825
Non-controlling interests		285	—	—	1,769	—	—	(60)	—	—	—	1,994

Ending balance	~~W~~	146,829	161,919	4,875	(377,061)	(48,171)	18,423	(385,780)	(26)	79,982	(5,171)	(404,181)

Appropriation of retained earnings
(g)	Appropriation of retained earnings

The appropriation of retained earnings for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Date of appropriation:	March 26, 2020		March 25, 2021
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,184,339	5,251,413
Retirement of treasury stock		—	(150,325)
Dividend to hybrid bonds		(61,993)	(85,327)
Net income		1,129,173	1,274,443

		6,251,519	6,290,204
Appropriation of retained earnings:
Legal reserve		(112,917)	(127,444)
Dividends
Dividends on common stocks paid		(851,587)	(773,839)
Dividends on preferred stocks paid		(32,342)	(29,999)
Regulatory reserve for loan losses		(3,260)	(3,564)

		(1,000,106)	(934,846)

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	5,251,413	5,355,358

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Finance Group.

Changes in regulatory reserve for loan losses including non-controlling interests

i) Changes in regulatory reserve for loan losses including non-controlling interests as of December 31, 2019 and 2020 are as follows:

	2019		2020
Beginning balance	~~W~~	2,844,690	3,161,170
Business combination		25,608	—
Planned regulatory reversal of loan losses		290,872	168,729

Ending balance	~~W~~	3,161,170	3,329,899

Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,403,497	3,414,595
Provision for regulatory reserve for loan losses (*1)		(292,728)	(177,620)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	3,110,769	3,236,975

Basic and diluted earnings per share adjusted for regulatory reserve in won (*2)		6,387	6,299

(*1)	The increase in reserve for credit losses, ~~W~~25,608 million, due to the business combination with Orange Life insurance and Asia Trust for the year ended December 31, 2019 is excluded.
(*2)	Dividends for hybrid bonds are deducted.

Acquisition of treasury stock

The acquisitions of treasury stock for the years ended December 31, 2019 and 2020 are as follows:

	2019			2020 (*)
	The number of share	Carrying value		The number of share	Carrying value
Beginning balance	3,648,659	~~W~~	155,923	13,882,062	~~W~~	600,000
Acquisition	10,233,403		444,077	5,049,594		150,467
Disposal	—		—	13,191,202		(572,252)
Retirement	—		—	5,035,658		(150,000)

Ending balance	13,882,062	~~W~~	600,000	704,796	~~W~~	28,215

(*)

Changes in equity shares due to the exchange of shares with Orange Life Insurance Co., Ltd. and Neoplux Co, Ltd. are included in the acquisition and disposal for treasury stock. Shares of Shinhan Financial Group Co., Ltd. is owned by Orange Life Insurance Co., Ltd. and Neoplux Co, Ltd. are included in its own shares.